Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2017
Registrant Name	dei_EntityRegistrantName	Eubel Brady & Suttman Mutual Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001606378
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2017
Prospectus Date	rr_ProspectusDate	Dec. 01, 2017
Eubel Brady & Suttman Income and Appreciation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Eubel Brady & Suttman Income and Appreciation Fund (the "EBS Income & Appreciation Fund" or the "Fund") seeks to provide total return through a combination of current income and capital appreciation.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the EBS Income & Appreciation Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The EBS Income & Appreciation Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the EBS Income & Appreciation Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the EBS Income & Appreciation Fund invests primarily in a diversified portfolio of convertible securities, non-convertible fixed income securities and derivatives. The allocation among these securities will vary based on the Adviser's assessment of market conditions and it is possible that the Fund may not own all of these securities at the same time. The Fund's investments in convertible securities may include convertible bonds, convertible preferred stocks, "synthetic" convertible positions, forwards or derivatives that have economic characteristics similar to such securities and hybrids that can be converted into common stock or other securities, such as warrants or options. The Fund may invest in convertible securities of any maturity, credit quality or market capitalization. This may include securities that are rated below investment grade (below the four highest ratings by Moody's Investors Service, Inc. or Standard & Poors Global Ratings ("S&P"), commonly known as "high yield" or "junk" securities) and those with smaller market capitalizations. The Fund invests primarily in domestic securities and foreign securities that are U.S. dollar denominated.

The Fund may invest in illiquid or thinly traded convertible and non-convertible securities and those that are privately placed but eligible for purchase and sale by certain qualified institutional buyers, as defined under Rule 144A of the Securities Act of 1933. The Fund may also purchase indebtedness and participations in commercial loans. Such investments may be secured and unsecured.

The Fund may invest in registered investment companies ("RICs"), such as open-end mutual funds, exchange-traded funds ("ETFs") and closed-end funds, primarily when it receives a large inflow of cash through shareholder purchases to gain prompt exposure to the markets. The Fund may also invest in money market instruments (including commercial paper) at any time to maintain liquidity or pending selection of investments in accordance with its strategies.

The Fund may invest up to 20% of its net assets in common stock and preferred stock. Such exposure could come from conversion or direct purchases. At times, the Fund may emphasize investments in one or more particular business sectors.

In selecting investments for the Fund, the Adviser will attempt to identify a security that is trading at an attractive yield relative to the Adviser's evaluation of the issuer's creditworthiness. The Adviser may consider such factors as the conversion price, conversion premium, option adjusted yield, maturity and the potential price appreciation of the issuer's common stock. In assessing a company's creditworthiness and appreciation potential, the Adviser will typically focus on fundamentals such as: its balance sheet, debt coverage, contingent liabilities, capital structure, access to capital, ability or potential to generate cash flow, earnings, and ability to sustain profit margins and other factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, the Fund's returns will vary and you could lose money on your investment in the EBS Income & Appreciation Fund over short or long periods. There is no guarantee that the Fund will achieve its investment objective and the Fund may not be appropriate for use as a complete investment program. The Fund is subject to certain other risks, including the following:

Convertible Security Risk. Convertible securities are hybrid securities and subject to the risks associated with both fixed income and equity investments. The price of convertible securities may fluctuate in response to price changes in the underlying stock.

Convertible securities are normally considered "junior" to secured securities, meaning the company must pay interest on its nonconvertible secured debt before it can make payments on its convertible securities. Therefore, the credit rating of a company's convertible securities is generally lower than on its secured nonconvertible debt securities.

Certain convertible securities are typically issued and sold through transactions under Rule 144A of the Securities Act of 1933 and the Adviser will determine whether these securities are liquid. If any Rule 144A or non-Rule 144A security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Call Risk. Some of the convertible securities that the Fund may own may be "callable", which means the issuer can redeem the security prior to its maturity. When interest rates are low, an issuer will often redeem its callable securities early. In such a circumstance, the Fund may have to invest its investment proceeds from the callable security in another security offering a lower yield.

Synthetic Convertible Risk. The value of a synthetic convertible will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Derivatives Risk. The success of the EBS Income & Appreciation Fund's investment strategies may also depend on the Adviser's skill in investing in derivatives, such as writing (selling) put and call options on securities. The use of derivatives requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities, including the ability of the Adviser to correctly predict changes in the level and direction of movements in the value of the underlying security. The use of derivatives also involves the risk of loss as a result of the failure of another party to the contract (counterparty) to make the required payments or otherwise comply with the terms of the contract. The risk of derivatives may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund's other investments.

Fixed Income Risk. The potential risks of non-convertible fixed income investments include, credit risk, interest rate risk, and liquidity risk, among others.

●	Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. Deterioration in the financial condition of an issuer or deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest, when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may affect the value of the Fund's investments in that issuer. Lower rated securities (commonly known as "high yield" or "junk" securities), are considered primarily speculative with respect to an issuer's continuing ability to make principal and interest payments, when due.

U.S. Government securities are subject to varying degrees of credit risk, depending upon whether the securities are supported by the full faith and credit of the U.S. Government, the ability to borrow from the U.S. Treasury, or only by the credit of the issuing U.S. Government agency, instrumentality or corporation. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

●	Interest Rate Risk. The price of a fixed income security is generally expected to decline during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities and/or lower quality ratings. Following the financial crisis that began in 2007, the Federal Reserve Board (the "Federal Reserve") kept the federal funds rate near 0% and purchased large quantities of U.S. government securities in the open market ("Quantitative Easing"). If the Federal Reserve continues to raise the federal funds rate and tapers Quantitative Easing, fixed income securities may experience a heightened level of interest rate risk.

●	Liquidity Risk. Liquidity risk is the risk that a security cannot be sold at an advantageous time and/or price in the secondary market, which could prevent the Fund from selling an investment at the approximate price that it is valued or the time it desires to sell. If a fixed income security is downgraded or drops in price, the market demand may be limited, potentially making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the fixed income market's growth, causing dealer inventories to be at or near historical lows relative to market size. The reduction in dealer inventories could lead to decreased liquidity and increased volatility which may become exacerbated during periods of economic or political stress. Lower rated securities can be subject to greater levels of liquidity risk.

Risks of Investments in RICs. Investments by the Fund in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change objectives which may or may not parallel the investment direction of the Fund. When the Fund invests in shares of RICs, there will be some duplication of expenses because it will indirectly pay a proportion of the RIC's operating expenses.

Indebtedness Risk. Indebtedness is different from traditional debt securities in that debt securities are part of a large issue of securities to the public and indebtedness may not be a security, but may represent a specific commercial loan to a borrower. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. In addition, the Fund, or an agent of the Fund, may act as agent for the loan and be responsible for the collection of principal and interest payments from the corporate borrower. If the Fund enters into a lending arrangement, this type of investment may be considered an illiquid investment and may be difficult to sell or unwind in a timely manner. The Fund's investments in indebtedness involve the risk of loss in case of default or insolvency of the borrower and the possibility of less legal protection in the event of fraud or misrepresentation.

The Fund's investments in indebtedness, loan participations and assignments may subject the Fund to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Tax Risk. The federal income tax treatment of convertible securities or other securities in which the EBS Income & Appreciation Fund may invest may not be clear or may be subject to re-characterization by the Internal Revenue Service.

Foreign Investment Risk. The EBS Income & Appreciation Fund's investments in foreign securities are subject to the risk that world events, such as political upheaval or financial problems will adversely affect the value of securities issued in foreign countries or regions. The value of foreign investments may be affected by the imposition of new government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, the imposition or tightening of exchange controls, increased taxation and confiscation of investor assets. Foreign economies may be less stable than the U.S. economy and foreign securities may not be subject to uniform audit or disclosure standards.

Sector Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. The sectors that the Fund may emphasize will vary from time to time. As of July 31, 2017, the Fund had 29.6% of the value of its net assets invested in securities within the financials sector. Companies in the financials sector could be affected by, among other things, changes in interest rates, debt defaults, availability of financing and regulatory changes.

Market Risk. The return on and value of an equity security held by the EBS Income & Appreciation Fund will fluctuate in response to stock market movements. Common and preferred stocks and other equity securities are subject to market risks, such as a rapid increase or decrease in a stock's value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund's returns will vary and you could lose money on your investment in the EBS Income & Appreciation Fund over short or long periods.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the EBS Income & Appreciation Fund. The bar chart shows the Fund's performance for each full calendar year of the Fund's operations. The performance table shows how the Fund's average annual total returns for 1 year and the period since its inception compare with those of a broad measure of market performance. The BofA Merrill Lynch U.S. Total Return Alternatives Index and the BofA Merrill Lynch 1-10 Year Corporate Index are included as additional comparative indices because they are representative of fixed income securities that may be held by the Fund. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1 (800) 391-1223.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the EBS Income & Appreciation Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The BofA Merrill Lynch U.S. Total Return Alternatives Index and the BofA Merrill Lynch 1-10 Year Corporate Index are included as additional comparative indices because they are representative of fixed income securities that may be held by the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 391-1223
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's 2017 year-to-date return through September 30, 2017 is 2.53%.

During the periods shown in the bar chart, the highest return for a quarter was 3.45% during the quarter ended June 30, 2016 and the lowest return for a quarter was -2.40% during the quarter ended September 30, 2015.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.40%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2016:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Eubel Brady & Suttman Income and Appreciation Fund | Eubel Brady & Suttman Income and Appreciation Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBSZX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Shareholder Service Fees	ebs_ShareholderServiceFees	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%
One Year	rr_ExpenseExampleYear01	$ 27
Three Years	rr_ExpenseExampleYear03	84
Five Years	rr_ExpenseExampleYear05	146
Ten Years	rr_ExpenseExampleYear10	$ 331
2015	rr_AnnualReturn2015	(4.71%)
2016	rr_AnnualReturn2016	10.38%
1 Year	rr_AverageAnnualReturnYear01	10.38%
Since Inception	rr_AverageAnnualReturnSinceInception	2.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
Eubel Brady & Suttman Income and Appreciation Fund | Return After Taxes on Distributions | Eubel Brady & Suttman Income and Appreciation Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.95%
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
Eubel Brady & Suttman Income and Appreciation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Eubel Brady & Suttman Income and Appreciation Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.86%
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
Eubel Brady & Suttman Income and Appreciation Fund | BofA Merrill Lynch U.S. Yield Alternatives Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.96%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
Eubel Brady & Suttman Income and Appreciation Fund | BofA Merrill Lynch U.S. Total Return Alternatives Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.20%
Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
Eubel Brady & Suttman Income and Appreciation Fund | BofA Merrill Lynch 1-10 Year Corporate Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.17%
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
Eubel Brady & Suttman Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EUBEL BRADY & SUTTMAN INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eubel Brady & Suttman Income Fund (the "EBS Income Fund" or the "Fund") seeks to preserve capital, produce income and maximize total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the EBS Income Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The EBS Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the EBS Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the EBS Income Fund invests in a diversified portfolio of income producing securities. These securities may include, but are not limited to, securities issued by the U.S. Government and its agencies and instrumentalities, corporate and municipal bonds, mortgage and asset-backed securities, collateralized mortgage obligations, convertible bonds, floating rate and inverse floating rate securities, zero coupon bonds, loans, money market instruments (including commercial paper) and shares of other RICs. The Fund may invest in securities of any maturity, credit quality or market capitalization. This may include securities that are rated below investment grade (below the four highest ratings by Moody's Investors Service, Inc. or S&P Global Ratings, commonly known as "high yield" or "junk" securities) and those with smaller market capitalizations. The Fund will invest primarily in domestic securities or foreign securities that are U.S. dollar denominated. The Fund may also invest in individual fixed and variable rate interest income producing secured notes and secured notes with a fixed or variable rate and shared appreciation component. Each note would represent a loan made to an individual or entity. Such notes would be acquired by the Fund through direct origination with the borrower.

The EBS Income Fund may seek modest capital appreciation by investing up to 10% of its net assets in equities, including common stock, preferred stock, and convertible preferred stock. The Fund may invest in money market instruments at any time to maintain liquidity or pending selection of investments.

In selecting investments for the Fund, the Adviser will attempt to identify securities that it believes offer an attractive yield and total return relative to the Adviser's evaluation of the issuer's creditworthiness. Using fundamental security analysis, the Adviser seeks to identify securities that may have a comparatively higher yield than another security of similar credit quality or duration, securities whose price may increase in anticipation of an interest rate decline, securities that have potential for a credit upgrade, or securities of companies that have the ability or potential to generate adequate cash flow and earnings to meet interest and principal payments when due.

The Adviser's credit and equity analysis typically contemplates, among other factors, a company's balance sheet, capital structure, access to capital, ability to sustain and/or grow its business, its competition, and the global environment in which the company operates.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, the Fund's returns will vary and you could lose money on your investment in the EBS Income Fund over short or long periods. There is no guarantee that the Fund will achieve its investment objective and the Fund may not be appropriate for use as a complete investment program. The EBS Income Fund is subject to certain risks, including the following:

Call Risk. Some of the securities that the Fund may own may be "callable", which means the issuer can redeem the security prior to its maturity. When interest rates are low, an issuer will often redeem its callable securities early. In such a circumstance, the Fund may have to invest its investment proceeds from the callable security in another security offering a lower yield.

Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. Deterioration in the financial condition of an issuer or deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest, when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may affect the value of the Fund's investments in that issuer. Lower rated securities (commonly known as "high yield" or "junk" securities) are considered primarily speculative with respect to an issuer's continuing ability to make principal and interest payments, when due.

U.S. Government securities are subject to varying degrees of credit risk, depending upon whether the securities are supported by the full faith and credit of the U.S. Government, the ability to borrow from the U.S. Treasury, or only by the credit of the issuing U.S. Government agency, instrumentality or corporation. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Interest Rate Risk. The price of a fixed income security is generally expected to decline during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities and/or lower quality ratings. Following the financial crisis that began in 2007, the Federal Reserve Board kept the federal funds rate near 0% and purchased large quantities of U.S. government securities in the open market ("Quantitative Easing"). If the Federal Reserve continues to raise the federal funds rate and tapers Quantitative Easing, fixed income securities may experience a heightened level of interest rate risk.

Liquidity Risk. Liquidity risk is the risk that a security cannot be sold at an advantageous time and/or price in the secondary market, which could prevent the Fund from selling an investment at the approximate price that it is valued or the time it desires to sell. If a fixed income security is downgraded or drops in price, the market demand may be limited, potentially making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the fixed income market's growth, causing dealer inventories to be at or near historical lows relative to market size. The reduction in dealer inventories could lead to decreased liquidity and increased volatility which may become exacerbated during periods of economic or political stress. Lower rated securities can be subject to greater levels of liquidity risk.

Risks of Investments in RICs. Investments by the Fund in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change objectives which may or may not parallel the investment direction of the Fund. When the Fund invests in shares of RICs, there will be some duplication of expenses because it will indirectly pay a proportion of the RIC's operating expenses.

Indebtedness Risk. Indebtedness is different from traditional debt securities in that debt securities are part of a large issue of securities to the public and indebtedness may not be a security, but may represent a specific commercial loan to a borrower. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. In addition, the Fund, or an agent of the Fund, may act as agent for the loan and be responsible for the collection of principal and interest payments from the corporate borrower. If the Fund enters into a lending arrangement, this type of investment may be considered an illiquid investment and may be difficult to sell or unwind in a timely manner. The Fund's investments in indebtedness involve the risk of loss in case of default or insolvency of the borrower and the possibility of less legal protection in the event of fraud or misrepresentation.

The Fund's investments in indebtedness, loan participations and assignments may subject the Fund to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Market Risk. The return on and value of an equity security held by the EBS Income Fund will fluctuate in response to stock market movements. Common and preferred stocks and other equity securities are subject to market risks, such as a rapid increase or decrease in a stock's value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser.

Foreign Investment Risk. The EBS Income Fund's investments in foreign securities are subject to the risk that world events, such as political upheaval or financial problems will adversely affect the value of securities issued in foreign countries or regions. The value of foreign investments may be affected by the imposition of new government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, the imposition or tightening of exchange controls, increased taxation and confiscation of investor assets. Foreign economies may be less stable than the U.S. economy and foreign securities may not be subject to uniform audit or disclosure standards.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund's returns will vary and you could lose money on your investment in the EBS Income Fund over short or long periods.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the EBS Income Fund. The bar chart shows the Fund's performance for each full calendar year of the Fund's operations. The performance table shows how the Fund's average annual total returns for 1 year and the period since its inception compare with those of a broad measure of market performance. The BofA Merrill Lynch U.S. Corporate and Government 1-10 Year Index is included as an additional comparative index because it is representative of fixed income securities that may be held by the Fund. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1 (800) 391-1223.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the EBS Income Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The BofA Merrill Lynch U.S. Corporate and Government 1-10 Year Index is included as an additional comparative index because it is representative of fixed income securities that may be held by the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 391-1223
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's 2017 year-to-date return through September 30, 2017 is 1.54%.

During the periods shown in the bar chart, the highest return for a quarter was 2.88% during the quarter ended June 30, 2016 and the lowest return for a quarter was -1.27% during the quarter ended December 31, 2015.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.27%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2016:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Eubel Brady & Suttman Income Fund | Eubel Brady & Suttman Income Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBSFX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Shareholder Service Fees	ebs_ShareholderServiceFees	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%	[4]
One Year	rr_ExpenseExampleYear01	$ 22
Three Years	rr_ExpenseExampleYear03	68
Five Years	rr_ExpenseExampleYear05	118
Ten Years	rr_ExpenseExampleYear10	$ 268
2015	rr_AnnualReturn2015	(1.10%)
2016	rr_AnnualReturn2016	6.46%
1 Year	rr_AverageAnnualReturnYear01	6.46%
Since Inception	rr_AverageAnnualReturnSinceInception	2.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
Eubel Brady & Suttman Income Fund | Return After Taxes on Distributions | Eubel Brady & Suttman Income Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.24%
Since Inception	rr_AverageAnnualReturnSinceInception	1.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
Eubel Brady & Suttman Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Eubel Brady & Suttman Income Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.65%
Since Inception	rr_AverageAnnualReturnSinceInception	1.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
Eubel Brady & Suttman Income Fund | BofA Merrill Lynch U.S. Corporate & Government Master Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
Eubel Brady & Suttman Income Fund | BofA Merrill Lynch U.S. Corporate & Government 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.15%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014

[1]	This Fund represents one of the investment strategies offered by Eubel Brady & Suttman Asset Management, Inc. (the "Adviser"). Shareholders in the Fund do not pay "Management Fees" directly to the Fund. Clients of the Adviser must enter into a discretionary investment advisory agreement with the Adviser prior to investing in the Fund and pay a management fee under the terms of the discretionary investment advisory agreement. The Adviser's fee schedule is included in Part 2A of the Adviser's Form ADV, which is available for download at www.ebs-asset.com and on the SEC's website. In addition, shareholders may incur brokerage and/or other transaction based fees for maintaining custody/trading accounts with a broker/dealer or financial intermediary. These fees, if any, will be disclosed to shareholders at the time they enter into a discretionary investment advisory agreement with the Adviser.
[2]	The Fund has adopted a Shareholder Servicing Plan under which the Fund may make payments to financial organizations for providing account administration and account maintenance services to Fund shareholders. The annual limitation for payment of such expenses is 0.25% of the Fund's average daily net assets.
[3]	This Fund represents one of the investment strategies offered by the Adviser. Shareholders in the Fund do not pay "Management Fees" directly to the Fund. Clients of the Adviser must enter into a discretionary investment advisory agreement with the Adviser prior to investing in the Fund and pay a management fee under the terms of the discretionary investment advisory agreement. The Adviser's fee schedule is included in Part 2A of the Adviser's Form ADV, which is available for download at www.ebs-asset.com and on the SEC's website. In addition, shareholders may incur brokerage and/or other transaction based fees for maintaining custody/trading accounts with a broker/dealer or financial intermediary. These fees, if any, will be disclosed to shareholders at the time they enter into a discretionary investment advisory agreement with the Adviser.
[4]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."